Ivy Funds

Supplement dated January 2, 2014 to the

Ivy Funds Statement of Additional Information

dated July 31, 2013

and as supplemented October 3, 2013, November 21, 2013 and November 25, 2013

All references and information related to William Jeffery III are deleted in their entirety.

All references and information related to Joseph R. Betlej are deleted in their entirety.

All references and information related to Kenneth F. McCain are deleted in their entirety.

The following is added to the “Portfolio Managers — Portfolio Managers Employed by Advantus Capital Management, Inc.” section that begins on page 110:

The following table provides information relating to Matthew K. Richmond as of November 30, 2013:

Matthew K. Richmond — Ivy Real Estate Securities Fund*

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	0	0	0
Number of Accounts Managed with Performance-Based Advisory Fees	0	0	0
Assets Managed (in millions)	$0	$0	$0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$0	$0

*	Mr. Richmond assumed co-management responsibilities for Ivy Real Estate Securities Fund effective January 2, 2014.

The following is added to the second chart in the “Portfolio Managers — Portfolio Managers employed by Advantus Capital Management, Inc. — Ownership of Securities” section on page 112:

Ownership of Securities

As of November 30, 2013, the dollar range of shares beneficially owned by the portfolio manager is:

Manager	Dollar Range of Shares Owned in Ivy Real Estate Securities Fund	Dollar Range of Shares Owned in the Fund Complex
Matthew K. Richmond*	$0	$0

*	Mr. Richmond assumed co-management responsibilities for Ivy Real Estate Securities Fund effective January 2, 2014.

The following is added at the end of the first paragraph of the “Purchase, Redemption and Pricing of Shares — Exchanges for Shares of Other Funds or Shares of Funds within InvestEd Portfolios or Waddell & Reed Advisors Funds — General Exchange Information” section on page 133:

In addition, each Fund within Ivy Funds may also be sold in Guam.

Supplement	Statement of Additional Information	1